Financial Instruments - Summary of Derivative Contracts (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 25.3
Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.84%
CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	7.00%
Dollar Per Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	3.308%
London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.1993%
Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 0.7
Interest swap [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(1.4)
Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	22.0
Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	3.8
Hedge designated as cash flow [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.5
Foreign exchange option [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.2)
Other derivatives [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.1)
-50% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 17.3
-50% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.00%
-50% [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	3.35%
-50% [member] | Dollar Per Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.65%
-50% [member] | London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.59%
-50% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 0.0
-50% [member] | Interest swap [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.3)
-50% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	13.6
-50% [member] | Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(3.7)
-50% [member] | Hedge designated as cash flow [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.1)
-50% [member] | Foreign exchange option [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	9.1
-50% [member] | Other derivatives [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(1.3)
-25% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 6.6
-25% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.50%
-25% [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	5.03%
-25% [member] | Dollar Per Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.475%
-25% [member] | London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.885%
-25% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 0.0
-25% [member] | Interest swap [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.1
-25% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	6.1
-25% [member] | Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(3.7)
-25% [member] | Hedge designated as cash flow [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.1)
-25% [member] | Foreign exchange option [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	4.8
-25% [member] | Other derivatives [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.6)
Probable scenario [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (2.9)
Probable scenario [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.00%
Probable scenario [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	6.70%
Probable scenario [member] | Dollar Per Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	3.30%
Probable scenario [member] | London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.18%
Probable scenario [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.1)
Probable scenario [member] | Interest swap [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.3
Probable scenario [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.3
Probable scenario [member] | Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(3.8)
Probable scenario [member] | Hedge designated as cash flow [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.1)
Probable scenario [member] | Foreign exchange option [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.5
+25% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (14.4)
+25% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.50%
+25% [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	8.38%
+25% [member] | Dollar Per Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	4.125%
+25% [member] | London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.475%
+25% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.1)
+25% [member] | Interest swap [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.4
+25% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(7.5)
+25% [member] | Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(3.8)
+25% [member] | Hedge designated as cash flow [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.1)
+25% [member] | Foreign exchange option [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(3.7)
+25% [member] | Other derivatives [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.4
+50% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (24.1)
+50% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	3.00%
+50% [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	10.05%
+50% [member] | Dollar Per Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	4.95%
+50% [member] | London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.77%
+50% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (8.0)
+50% [member] | Interest swap [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.7
+50% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(13.7)
+50% [member] | Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(3.9)
+50% [member] | Hedge designated as cash flow [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.1)
+50% [member] | Other derivatives [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 0.9